Rollforward of Level 3 Assets and Liabilities Held at Fair Value on a Recurring Basis (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013		Dec. 31, 2012		Dec. 31, 2011
Significant unobservable inputs (Level 3) to determine fair value
Assets, Net gains (losses) In operations	$ (396)	[1]	$ (260)	[2]
Assets, Net gains (losses) In OCI	7		80
Assets, Purchases	249		457
Assets, Sales	(415)		(435)
Assets, Transfers in to Level 3	142		51
Assets, Transfers out of Level 3	(134)		(377)
Assets, ending balance	3,559		4,106		4,590
Liability, Net gains (losses) In operations	1,758	[1]	1,158	[2]
Liability, Net gains (losses) In OCI
Liability, Purchases
Liability, Sales
Liability, Transfers into Level 3
Liability, Transfers out of Level 3
Liability value, ending balance	1,005		(753)		(1,911)
Future policy benefits and claims [Member]
Significant unobservable inputs (Level 3) to determine fair value
Liability, Net gains (losses) In operations	1,758	[1]	1,157	[2]
Liability, Net gains (losses) In OCI
Liability, Purchases
Liability, Sales
Liability, Transfers into Level 3
Liability, Transfers out of Level 3
Liability value, ending balance	1,010		(748)		(1,905)
Future policy benefits and claims [Member] | Living Benefits [Member]
Significant unobservable inputs (Level 3) to determine fair value
Liability, Net gains (losses) In operations	1,751	[1]	1,185	[2]
Liability, Net gains (losses) In OCI
Liability, Purchases
Liability, Sales
Liability, Transfers into Level 3
Liability, Transfers out of Level 3
Liability value, ending balance	1,094		(657)		(1,842)
Future policy benefits and claims [Member] | Indexed Products [Member]
Significant unobservable inputs (Level 3) to determine fair value
Liability, Net gains (losses) In operations	7	[1]	(28)	[2]
Liability, Net gains (losses) In OCI
Liability, Purchases
Liability, Sales
Liability, Transfers into Level 3
Liability, Transfers out of Level 3
Liability value, ending balance	(84)		(91)		(63)
Derivative Financial Instruments, Liabilities [Member]
Significant unobservable inputs (Level 3) to determine fair value
Liability, Net gains (losses) In operations			1	[2],[3]
Liability, Net gains (losses) In OCI				[3]
Liability, Purchases				[3]
Liability, Sales				[3]
Liability, Transfers into Level 3				[3]
Liability, Transfers out of Level 3				[3]
Liability value, ending balance	(5)	[3]	(5)	[3]	(6)	[3]
Fixed maturity securities [Member]
Significant unobservable inputs (Level 3) to determine fair value
Assets, Net gains (losses) In operations	(1)	[1],[4]	4	[2],[5]
Assets, Net gains (losses) In OCI	1	[4]	77	[5]
Assets, Purchases	115	[4]	107	[5]
Assets, Sales	(232)	[4]	(256)	[5]
Assets, Transfers in to Level 3	142	[4]	51	[5]
Assets, Transfers out of Level 3	(134)	[4]	(377)	[5]
Assets, ending balance	1,088	[4]	1,197	[4]	1,591	[5]
Fixed maturity securities [Member] | Corporate private securities [Member]
Significant unobservable inputs (Level 3) to determine fair value
Assets, Net gains (losses) In operations	(1)	[1]	2	[2]
Assets, Net gains (losses) In OCI	(2)		13
Assets, Purchases	91		69
Assets, Sales	(117)		(187)
Assets, Transfers in to Level 3	127		40
Assets, Transfers out of Level 3	(67)		(374)
Assets, ending balance	803		772		1,209
Fixed maturity securities [Member] | Other asset-backed securities [Member]
Significant unobservable inputs (Level 3) to determine fair value
Assets, Net gains (losses) In operations			2	[2]
Assets, Net gains (losses) In OCI	10		53
Assets, Purchases	6		36
Assets, Sales	(62)		(61)
Assets, Transfers in to Level 3	15		10
Assets, Transfers out of Level 3	(66)
Assets, ending balance	194		291		251
Fixed maturity securities [Member] | Other fixed maturity securities [Member]
Significant unobservable inputs (Level 3) to determine fair value
Assets, Net gains (losses) In operations				[2]
Assets, Net gains (losses) In OCI	(7)		11
Assets, Purchases	18		2
Assets, Sales	(53)		(8)
Assets, Transfers in to Level 3			1
Assets, Transfers out of Level 3	(1)		(3)
Assets, ending balance	91		134		131
Other [Member]
Significant unobservable inputs (Level 3) to determine fair value
Assets, Net gains (losses) In operations	(6)	[1]	16	[2]
Assets, Net gains (losses) In OCI	6		3
Assets, Purchases	5
Assets, Sales	(22)
Assets, Transfers in to Level 3
Assets, Transfers out of Level 3
Assets, ending balance	45		62		43
Derivative Assets [Member]
Significant unobservable inputs (Level 3) to determine fair value
Assets, Net gains (losses) In operations	(447)	[1],[3]	(353)	[2],[3]
Assets, Net gains (losses) In OCI				[3]
Assets, Purchases	129	[3]	350	[3]
Assets, Sales	(161)	[3]	(179)	[3]
Assets, Transfers in to Level 3				[3]
Assets, Transfers out of Level 3				[3]
Assets, ending balance	343	[3]	822	[3]	1,004	[3]
Separate Account Assets [Member]
Significant unobservable inputs (Level 3) to determine fair value
Assets, Net gains (losses) In operations	58	[1]	73	[2]
Assets, Net gains (losses) In OCI
Assets, Purchases
Assets, Sales
Assets, Transfers in to Level 3
Assets, Transfers out of Level 3
Assets, ending balance	$ 2,083		$ 2,025		$ 1,952

[1]	Net gains and losses included in operations are reported in net realized investment gains and losses and interest credited to policyholder accounts. The net unrealized gains on separate account assets are attributable to contractholders and therefore are not included in the Company's earnings. The change in unrealized (losses) gains included in operations on assets and liabilities still held at the end of the year was $(6) million for other investments at fair value, $(297) million for derivative assets and $1.8 billion for future policy benefits and claims.
[2]	Net gains and losses included in operations are reported in net realized investment gains and losses and interest credited to policyholder accounts. The net unrealized gains on separate account assets are attributable to contractholders and therefore are not included in the Company's earnings. The change in unrealized gains (losses) included in operations on assets and liabilities still held as of the end of the year was $16 million for other investments at fair value, $(257) million for derivative assets, $1.2 billion for future policy benefits and claims and $(1) million for derivative liabilities.
[3]	Non-binding broker quotes were utilized to determine a fair value of all Level 3 derivative assets and liabilities.
[4]	Non-binding broker quotes were utilized to determine a fair value of $924 million of total fixed maturity securities as of December 31, 2013.
[5]	Non-binding broker quotes were utilized to determine a fair value of $1.1 billion of total fixed maturity securities as of December 31, 2012.